SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Jan. 01, 2023
Patents
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	12 years
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	2 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	3 years
Purchased technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	1 year
Purchased technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	7 years